Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	1.00%
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net (losses) gains on derivative contracts excluding realized commodity contracts, before tax	$ (1,331)	$ 8,377	$ (3,295)
Hedging instrument, liability	27,342	17,198
Unrealized net (losses) gains related to assets and liabilities	449	(175)
Commodity price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gain due to a 50% increase or decrease in derivative contracts	$ 2,700	300
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Credit exposure	25.00%
Cash flow hedges | Foreign exchange risk | Forward foreign exchange contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	$ 828	173
Fair value hedges | Interest rate and currency swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	2,191	250
Hedges of net investment in foreign operations | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	3,000	3,000
Trade payables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of collateral held	1,648	1,909
Trade receivables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	11,133	6,968
Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in income before taxation if there were a 1% increase in interest rates	$ 234	$ 174